Wilmington Broad Market Bond Fund
PORTFOLIO OF INVESTMENTS
July 31, 2025 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE − 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 0.0%**
Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 6.47%, 05/01/33Δ	$4,579	$4,660
TOTAL ADJUSTABLE RATE MORTGAGE (COST $4,573)		$4,660
COLLATERALIZED MORTGAGE OBLIGATIONS − 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 0.0%**
Series 2005-29, Class WC, 4.75%, 04/25/35	2,715	2,707
WHOLE LOAN − 0.0%**
Bank of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.90%, 02/25/34Δ	18,564	18,254
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.07%, 11/25/35Δ	8,339	8,664
TOTAL WHOLE LOAN		$26,918
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $29,506)		$29,625
CORPORATE BONDS − 33.2%
AEROSPACE & DEFENSE − 1.4%
Boeing Co. (The), Sr. Unsecured
2.75%, 02/01/26	2,000,000	1,979,749
3.20%, 03/01/29	150,000	143,033
5.81%, 05/01/50	3,000,000	2,909,076
General Dynamics Corp., Company Guaranteed, 4.95%, 08/15/35	1,000,000	1,000,374
L3Harris Technologies, Inc., Sr. Unsecured
2.90%, 12/15/29	835,000	781,860
5.35%, 06/01/34	2,900,000	2,950,854
TOTAL AEROSPACE & DEFENSE		$9,764,946
AUTOMOTIVE − 1.3%
Ford Motor Credit Co. LLC, Sr. Unsecured
5.80%, 03/05/27	3,000,000	3,015,330
2.90%, 02/16/28	250,000	234,531
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	988,674
General Motors Financial Co., Inc., Sr. Unsecured
1.50%, 06/10/26	3,000,000	2,922,251
5.45%, 07/15/30	2,000,000	2,032,996
TOTAL AUTOMOTIVE		$9,193,782
BEVERAGES − 0.3%
Keurig Dr. Pepper, Inc., Company Guaranteed
3.20%, 05/01/30	775,000	727,469
4.60%, 05/15/30	1,000,000	1,000,589
TOTAL BEVERAGES		$1,728,058
Description	Par Value	Value
BIOTECHNOLOGY − 0.2%
Amgen, Inc., Sr. Unsecured, 5.65%, 03/02/53	$1,280,000	$1,243,135
BUILDING PRODUCTS − 0.0%**
Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	100,000	86,040
CAPITAL MARKETS − 0.7%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	740,671
Goldman Sachs Group, Inc. (The), Sr. Unsecured
(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	2,049,739
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	976,853
Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	172,662
Morgan Stanley, Sr. Unsecured, MTN, (SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	852,540
TOTAL CAPITAL MARKETS		$4,792,465
CHEMICALS − 0.1%
Nutrien Ltd., Sr. Unsecured, 4.50%, 03/12/27	775,000	773,965
COMMERCIAL SERVICES & SUPPLIES − 0.1%
Global Payments, Inc., Sr. Unsecured, 2.90%, 05/15/30	1,000,000	912,407
DIVERSIFIED FINANCIAL SERVICES − 9.1%
American Express Co., Sr. Unsecured, (SOFR + 0.81%), 4.35%, 07/20/29Δ	2,770,000	2,763,173
Bank of America Corp., Sr. Unsecured, MTN
3.25%, 10/21/27	1,095,000	1,072,323
(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	157,087
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	996,403
Bank of Montreal, Sr. Unsecured, (SOFR + 0.67%), 5.00%, 01/27/29#,Δ	2,550,000	2,585,317
Bank of Nova Scotia (The), Sr. Unsecured, GMTN, 5.40%, 06/04/27	4,675,000	4,775,805
Canadian Imperial Bank of Commerce, Sr. Unsecured, 5.24%, 06/28/27	2,120,000	2,153,310
Capital One Financial Corp., Subordinated, (SOFR + 2.04%), 6.18%, 01/30/36Δ	3,000,000	3,088,141
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,842,872
Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,699,810
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Citigroup, Inc., Subordinated, 4.13%, 07/25/28	$1,900,000	$1,884,471
Comerica, Inc., Sr. Unsecured, (SOFR + 2.16%), 5.98%, 01/30/30Δ	5,015,000	5,155,781
Fifth Third Bancorp, Sr. Unsecured
2.55%, 05/05/27	780,000	756,086
3.95%, 03/14/28	3,000,000	2,960,988
(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,298,058
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,091,895
Huntington National Bank (The), Sr. Unsecured
(SOFR + 0.72%), 4.87%, 04/12/28Δ	3,000,000	3,014,583
5.65%, 01/10/30	2,300,000	2,385,488
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month Term SOFR + 1.26%), 5.59%, 05/15/47#,Δ	1,000,000	893,750
PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,045,190
PNC Financial Services Group, Inc. (The), Sr. Unsecured
3.45%, 04/23/29	100,000	97,041
(SOFR + 1.20%), 5.49%, 05/14/30Δ	2,000,000	2,074,057
(SOFR + 1.90%), 5.68%, 01/22/35Δ	2,000,000	2,081,052
Royal Bank of Canada, Sr. Unsecured,, (SOFR + 0.89%), 4.50%, 08/06/29Δ	3,430,000	3,434,970
Toronto-Dominion Bank (The), Sr. Unsecured, 4.86%, 01/31/28	1,510,000	1,526,557
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 4.57%, 06/02/28	3,095,000	3,109,308
Truist Bank, Subordinated, BKNT
3.80%, 10/30/26	1,000,000	991,468
2.25%, 03/11/30	1,850,000	1,667,870
Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%), 5.87%, 06/08/34Δ	1,500,000	1,570,885
U.S. Bancorp, Sr. Unsecured, (SOFR + 1.30%), 5.08%, 05/15/31Δ	1,745,000	1,774,458
Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	819,097
TOTAL DIVERSIFIED FINANCIAL SERVICES		$62,767,294
ELECTRIC − 3.9%
Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,469,394
DTE Energy Co., Sr. Unsecured
4.95%, 07/01/27	2,000,000	2,020,438
5.20%, 04/01/30	4,000,000	4,089,232
Duke Energy Indiana LLC, 1st Mortgage, 5.90%, 05/15/55	5,000,000	5,118,073
Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44#	1,000,000	876,649
Exelon Corp., Sr. Unsecured
5.15%, 03/15/29	2,015,000	2,062,090
5.13%, 03/15/31	2,000,000	2,043,452
4.70%, 04/15/50	2,000,000	1,681,006
Description	Par Value	Value
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 07/15/27	$5,000,000	$4,940,665
Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	37,453
Southwestern Public Service Co., 1st Mortgage, 6.00%, 06/01/54	1,175,000	1,185,158
Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	214,198
WEC Energy Group, Inc., Sr. Unsecured
1.38%, 10/15/27	750,000	702,153
1.80%, 10/15/30	394,000	343,239
TOTAL ELECTRIC		$26,783,200
FOOD & STAPLES RETAILING − 0.8%
Conagra Brands, Inc., Sr. Unsecured
1.38%, 11/01/27	200,000	185,842
5.40%, 11/01/48	665,000	585,449
General Mills, Inc., Sr. Unsecured, 2.88%, 04/15/30	5,000,000	4,635,300
TOTAL FOOD & STAPLES RETAILING		$5,406,591
GAS − 0.2%
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,097,095
HEALTHCARE-PRODUCTS − 0.5%
Solventum Corp., Company Guaranteed, 5.45%, 02/25/27	1,750,000	1,778,754
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 4.70%, 02/19/27#	2,000,000	2,008,729
TOTAL HEALTHCARE-PRODUCTS		$3,787,483
HEALTHCARE-SERVICES − 0.8%
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	545,050
Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	865,387
Cigna Group (The), Sr. Unsecured, 2.38%, 03/15/31	250,000	222,404
CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	150,000	142,928
Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,621,423
NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55#	1,000,000	663,720
UnitedHealth Group, Inc., Sr. Unsecured
2.95%, 10/15/27	1,350,000	1,309,936
3.95%, 10/15/42	290,000	233,582
TOTAL HEALTHCARE-SERVICES		$5,604,430
INSURANCE − 1.2%
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	371,022
Hartford Insurance Group, Inc. (The), Sr. Unsecured, 5.95%, 10/15/36	2,000,000	2,115,289
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Lincoln Financial Global Funding, Secured, 5.30%, 01/13/30Ω	$3,000,000	$3,072,369
Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	214,516
W.R. Berkley Corp., Sr. Unsecured
4.75%, 08/01/44	1,715,000	1,496,152
4.00%, 05/12/50	1,425,000	1,080,176
TOTAL INSURANCE		$8,349,524
MEDIA − 0.6%
Charter Communications Operating LLC, Sr. Secured, 2.80%, 04/01/31	5,000,000	4,432,458
MISCELLANEOUS MANUFACTURING − 0.3%
Textron, Inc., Sr. Unsecured, 2.45%, 03/15/31	2,000,000	1,774,426
OIL & GAS − 1.0%
Diamondback Energy, Inc., Company Guaranteed, 5.40%, 04/18/34	1,245,000	1,249,142
Occidental Petroleum Corp., Sr. Unsecured, 5.00%, 08/01/27	2,500,000	2,520,674
Pioneer Natural Resources Co., Sr. Unsecured, 2.15%, 01/15/31	1,000,000	885,959
Valero Energy Corp., Sr. Unsecured
2.15%, 09/15/27	1,800,000	1,715,411
4.90%, 03/15/45	563,000	492,208
TOTAL OIL & GAS		$6,863,394
PHARMACEUTICALS − 0.4%
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	401,998
Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	86,692
Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 07/26/29	310,000	299,587
CVS Health Corp., Sr. Unsecured, 1.30%, 08/21/27	145,000	135,872
Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	602,303
Zoetis, Inc., Sr. Unsecured
3.00%, 09/12/27	125,000	122,035
3.95%, 09/12/47	1,005,000	793,276
TOTAL PHARMACEUTICALS		$2,441,763
PIPELINES − 2.8%
Enbridge, Inc., Company Guaranteed, 4.90%, 06/20/30#	1,000,000	1,007,389
Energy Transfer LP, Sr. Unsecured
4.00%, 10/01/27	3,000,000	2,972,098
4.95%, 06/15/28	3,000,000	3,035,872
3.75%, 05/15/30	715,000	685,417
5.30%, 04/15/47	1,250,000	1,104,262
Enterprise Products Operating LLC, Company Guaranteed
4.20%, 01/31/50	1,120,000	879,271
4.95%, 10/15/54	500,000	437,828
Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	924,516
Description	Par Value	Value
Kinder Morgan, Inc., Company Guaranteed, 3.60%, 02/15/51	$1,315,000	$902,189
ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	995,341
ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	354,143
Targa Resources Corp., Company Guaranteed, 5.65%, 02/15/36	3,900,000	3,921,752
Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,228,295
Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,013,296
TOTAL PIPELINES		$19,461,669
REAL ESTATE INVESTMENT TRUSTS − 2.8%
American Tower Corp., Sr. Unsecured
3.13%, 01/15/27	1,000,000	979,118
4.05%, 03/15/32#	1,000,000	957,683
3.10%, 06/15/50	1,500,000	976,598
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,396,576
Healthcare Realty Holdings LP, Company Guaranteed
3.63%, 01/15/28	1,100,000	1,070,511
3.10%, 02/15/30	4,000,000	3,703,104
Healthpeak OP LLC, Company Guaranteed, 2.88%, 01/15/31	2,350,000	2,139,984
Ventas Realty LP, Company Guaranteed
3.25%, 10/15/26	3,208,000	3,158,427
4.00%, 03/01/28	250,000	247,232
5.10%, 07/15/32	4,000,000	4,045,732
Welltower OP LLC, Company Guaranteed, 4.95%, 09/01/48	1,000,000	925,184
TOTAL REAL ESTATE INVESTMENT TRUSTS		$19,600,149
RETAIL − 0.1%
Lowe's Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	194,784
Nordstrom, Inc., Sr. Secured, 5.00%, 01/15/44	1,000,000	682,500
TOTAL RETAIL		$877,284
SEMICONDUCTORS − 1.6%
Broadcom, Inc., Sr. Unsecured
4.35%, 02/15/30	3,000,000	2,975,664
5.20%, 07/15/35	3,000,000	3,029,148
Intel Corp., Sr. Unsecured, 3.90%, 03/25/30	5,000,000	4,810,897
TOTAL SEMICONDUCTORS		$10,815,709
SOFTWARE − 0.8%
Oracle Corp., Sr. Unsecured, 4.20%, 09/27/29	3,000,000	2,962,755
Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30#	1,345,000	1,189,521
Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,363,470
TOTAL SOFTWARE		$5,515,746
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
TELECOMMUNICATIONS − 1.0%
AT&T, Inc., Sr. Unsecured
4.50%, 05/15/35	$845,000	$800,066
3.55%, 09/15/55	1,423,000	957,921
T-Mobile USA, Inc., Company Guaranteed
2.55%, 02/15/31	4,000,000	3,582,626
5.75%, 01/15/34	1,275,000	1,330,373
Verizon Communications, Inc., Sr. Unsecured
2.10%, 03/22/28	50,000	47,226
2.36%, 03/15/32	305,000	262,158
TOTAL TELECOMMUNICATIONS		$6,980,370
TRANSPORTATION − 0.5%
Ryder System, Inc., Sr. Unsecured, MTN, 2.85%, 03/01/27	2,645,000	2,576,646
Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	553,788
TOTAL TRANSPORTATION		$3,130,434
TRUCKING & LEASING − 0.7%
GATX Corp., Sr. Unsecured
3.25%, 09/15/26#	1,570,000	1,543,387
3.85%, 03/30/27	1,500,000	1,478,780
4.00%, 06/30/30	1,000,000	972,183
5.20%, 03/15/44	640,000	587,789
TOTAL TRUCKING & LEASING		$4,582,139
TOTAL CORPORATE BONDS (COST $234,545,272)		$228,765,956
GOVERNMENT AGENCIES − 1.2%
FEDERAL HOME LOAN BANK (FHLB) − 1.0%
3.25%, 11/16/28#	6,960,000	6,826,650
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 0.2%
6.25%, 05/15/29#	750,000	811,081
7.25%, 05/15/30#	400,000	457,018
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,268,099
TOTAL GOVERNMENT AGENCIES (COST $8,585,333)		$8,094,749
MORTGAGE-BACKED SECURITIES − 26.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) − 8.8%
Pool C00478, 8.50%, 09/01/26	1,057	1,072
Pool E09010, 2.50%, 09/01/27	64,674	63,571
Pool G18497, 3.00%, 01/01/29	12,674	12,467
Pool C01272, 6.00%, 12/01/31	4,321	4,436
Pool A13990, 4.50%, 10/01/33	3,720	3,719
Pool G01625, 5.00%, 11/01/33	13,698	13,774
Pool A18401, 6.00%, 02/01/34	5,421	5,617
Pool QN1900, 3.00%, 04/01/35	427,952	411,618
Pool G08097, 6.50%, 11/01/35	8,335	8,790
Pool G02296, 5.00%, 06/01/36	37,176	37,358
Pool G02390, 6.00%, 09/01/36	3,764	3,943
Pool G05317, 5.00%, 04/01/37	151,042	151,831
Pool G08193, 6.00%, 04/01/37	6,872	7,019
Pool G03703, 5.50%, 12/01/37	4,405	4,491
Pool G04776, 5.50%, 07/01/38	15,696	15,983
Pool G05500, 5.00%, 05/01/39	136,801	136,959
Description	Par Value	Value
Pool A93415, 4.00%, 08/01/40	$197,947	$189,517
Pool A93505, 4.50%, 08/01/40	254,087	251,271
Pool A93996, 4.50%, 09/01/40	189,816	187,713
Pool G06222, 4.00%, 01/01/41	302,188	289,689
Pool A97047, 4.50%, 02/01/41	188,965	186,254
Pool G06956, 4.50%, 08/01/41	192,817	190,050
Pool C03750, 3.50%, 02/01/42	86,537	79,196
Pool C03849, 3.50%, 04/01/42	45,948	42,567
Pool Q08305, 3.50%, 05/01/42	338,428	317,884
Pool C04305, 3.00%, 11/01/42	915,796	844,826
Pool C09020, 3.50%, 11/01/42	673,245	616,148
Pool G07266, 4.00%, 12/01/42	571,785	546,529
Pool C04444, 3.00%, 01/01/43	29,548	26,278
Pool C09029, 3.00%, 03/01/43	128,022	115,071
Pool G08534, 3.00%, 06/01/43	157,468	141,542
Pool Q19476, 3.50%, 06/01/43	253,462	234,814
Pool C09044, 3.50%, 07/01/43	302,757	280,458
Pool G07889, 3.50%, 08/01/43	275,264	251,864
Pool G07624, 4.00%, 12/01/43	281,974	271,616
Pool G60038, 3.50%, 01/01/44	1,452,340	1,329,287
Pool G07680, 4.00%, 04/01/44	486,068	458,005
Pool G07943, 4.50%, 08/01/44	24,963	24,447
Pool G08607, 4.50%, 09/01/44	169,806	166,203
Pool Q33547, 3.50%, 05/01/45	236,429	218,583
Pool Q36970, 4.00%, 10/01/45	109,521	103,029
Pool G60384, 4.50%, 12/01/45	17,231	16,907
Pool Q39644, 3.50%, 03/01/46	707,257	646,121
Pool Q39438, 4.00%, 03/01/46	725,815	686,553
Pool G08705, 3.00%, 05/01/46	65,192	57,524
Pool G08708, 4.50%, 05/01/46	115,375	112,415
Pool ZS4671, 3.00%, 08/01/46	421,619	372,021
Pool Q44452, 3.00%, 11/01/46	611,415	539,495
Pool ZS4693, 3.00%, 12/01/46	1,178,459	1,027,064
Pool SD8037, 2.50%, 01/01/50	2,367,770	1,962,944
Pool RA2341, 2.50%, 04/01/50	2,029,408	1,669,432
Pool SD8104, 1.50%, 11/01/50	2,152,282	1,601,176
Pool RA4349, 2.50%, 01/01/51	1,046,814	872,512
Pool SD8141, 2.50%, 04/01/51	990,082	817,978
Pool SD8190, 3.00%, 01/01/52	1,817,949	1,577,290
Pool QE2363, 3.50%, 05/01/52	1,058,137	947,934
Pool SD3139, 3.50%, 07/01/52	902,600	808,227
Pool RA7777, 4.50%, 08/01/52	2,838,488	2,696,178
Pool SD8254, 3.00%, 10/01/52	3,323,371	2,846,198
Pool SD2066, 4.00%, 12/01/52	570,320	526,383
Pool SD3238, 5.50%, 12/01/52	1,699,284	1,694,209
Pool SD2617, 5.00%, 03/01/53	4,962,394	4,857,743
Pool RA8714, 4.50%, 04/01/53	6,756,040	6,427,949
Pool RA8647, 4.50%, 05/01/53	2,096,721	1,990,209
Pool SD3786, 5.00%, 05/01/53	1,140,115	1,111,189
Pool RA9431, 5.50%, 07/01/53	2,999,649	3,012,734
Pool SD3745, 6.00%, 09/01/53	3,229,294	3,283,499
Pool SD5763, 5.50%, 07/01/54	2,051,099	2,051,296
Pool RJ2210, 6.00%, 08/01/54	5,732,579	5,828,047
Pool SL0727, 5.50%, 02/01/55	2,446,754	2,437,890
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$60,724,606
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) − 17.3%
Pool AE2520, 3.00%, 01/01/26	$7,205	$7,163
Pool 256639, 5.00%, 02/01/27	2,836	2,839
Pool 256752, 6.00%, 06/01/27	3,431	3,455
Pool 257007, 6.00%, 12/01/27	3,761	3,799
Pool AB8997, 2.50%, 04/01/28	20,987	20,514
Pool AS4480, 2.50%, 02/01/30	160,119	154,912
Pool AS7462, 2.50%, 06/01/31	86,998	83,594
Pool 254007, 6.50%, 10/01/31	2,211	2,306
Pool 254240, 7.00%, 03/01/32	7,619	7,718
Pool 638023, 6.50%, 04/01/32	19,287	20,020
Pool 642345, 6.50%, 05/01/32	11,399	11,831
Pool 651292, 6.50%, 07/01/32	30,425	31,342
Pool 686398, 6.00%, 03/01/33	34,779	35,828
Pool BP6496, 2.00%, 07/01/35	581,887	534,237
Pool MA4095, 2.00%, 08/01/35	744,929	683,911
Pool 745412, 5.50%, 12/01/35	10,993	11,308
Pool 888789, 5.00%, 07/01/36	60,676	61,221
Pool 256515, 6.50%, 12/01/36	4,585	4,835
Pool AE0217, 4.50%, 08/01/40	30,683	30,629
Pool AB1796, 3.50%, 11/01/40	186,496	171,675
Pool AH5583, 4.50%, 02/01/41	79,578	78,825
Pool 890551, 4.50%, 08/01/41	19,549	19,363
Pool AL0658, 4.50%, 08/01/41	113,600	112,520
Pool AL1319, 4.50%, 10/01/41	143,546	141,150
Pool AL6302, 4.50%, 10/01/41	208,425	206,453
Pool AX5302, 4.00%, 01/01/42	350,408	335,906
Pool AK4523, 4.00%, 03/01/42	402,295	385,173
Pool AL2034, 4.50%, 04/01/42	51,082	50,012
Pool AB7936, 3.00%, 02/01/43	584,937	527,415
Pool AL3761, 4.50%, 02/01/43	59,962	59,089
Pool MA1458, 3.00%, 06/01/43	126,469	114,105
Pool AT7899, 3.50%, 07/01/43	838,760	778,187
Pool AS0302, 3.00%, 08/01/43	1,356,656	1,223,964
Pool AU4279, 3.00%, 09/01/43	276,758	249,689
Pool AL5537, 4.50%, 04/01/44	93,406	92,086
Pool AS3155, 4.00%, 08/01/44	13,983	13,309
Pool AX0833, 3.50%, 09/01/44	226,962	210,765
Pool AL6325, 3.00%, 10/01/44	875,177	789,473
Pool AS5136, 4.00%, 06/01/45	81,775	77,215
Pool AZ7362, 4.00%, 11/01/45	218,135	205,205
Pool AZ9565, 3.50%, 12/01/45	315,007	289,579
Pool BC0326, 3.50%, 12/01/45	278,681	254,593
Pool BC0245, 3.00%, 02/01/46	172,386	152,101
Pool BC0830, 3.00%, 04/01/46	263,831	232,793
Pool AS7568, 4.50%, 07/01/46	35,678	34,450
Pool BC4764, 3.00%, 10/01/46	360,775	315,042
Pool MA2771, 3.00%, 10/01/46	107,206	91,995
Pool AS8276, 3.00%, 11/01/46	370,743	327,106
Pool BC9003, 3.00%, 11/01/46	377,393	332,978
Pool BE1899, 3.00%, 11/01/46	1,468,248	1,295,449
Pool BE3767, 3.50%, 07/01/47	328,224	299,214
Pool BH2618, 3.50%, 08/01/47	98,463	89,758
Pool MA3088, 4.00%, 08/01/47	281,090	262,943
Pool BH4010, 4.50%, 09/01/47	262,835	256,010
Pool BH9215, 3.50%, 01/01/48	467,640	426,296
Pool BJ0650, 3.50%, 03/01/48	1,984,640	1,801,944
Description	Par Value	Value
Pool BJ0639, 4.00%, 03/01/48	$111,082	$103,928
Pool BJ9169, 4.00%, 05/01/48	518,436	485,067
Pool BK4764, 4.00%, 08/01/48	484,782	453,574
Pool BN1628, 4.50%, 11/01/48	228,575	220,892
Pool BM5334, 3.50%, 01/01/49	454,323	412,774
Pool MA3871, 3.00%, 12/01/49	1,202,703	1,041,609
Pool CA5306, 3.00%, 03/01/50	1,010,571	874,710
Pool CA5353, 3.50%, 03/01/50	876,977	788,946
Pool MA4100, 2.00%, 08/01/50	1,148,305	906,435
Pool FM3989, 2.50%, 08/01/50	737,457	611,300
Pool CA6983, 2.00%, 09/01/50	2,017,194	1,608,214
Pool CA7106, 2.00%, 09/01/50	1,309,531	1,044,029
Pool MA4119, 2.00%, 09/01/50	860,214	680,728
Pool BQ2999, 2.50%, 10/01/50	1,694,059	1,404,612
Pool CA7383, 3.00%, 10/01/50	1,153,679	1,000,091
Pool CA7734, 2.50%, 11/01/50	1,152,090	947,831
Pool FM5297, 3.00%, 11/01/50	1,514,485	1,322,619
Pool MA4208, 2.00%, 12/01/50	889,606	703,032
Pool CA8021, 2.50%, 12/01/50	3,467,278	2,881,068
Pool FM5166, 3.00%, 12/01/50	777,697	675,426
Pool BQ4495, 2.00%, 02/01/51	4,859,881	3,831,046
Pool CA8929, 2.00%, 02/01/51	2,257,646	1,777,374
Pool FM6426, 2.00%, 03/01/51	1,936,995	1,543,478
Pool CB0199, 3.00%, 04/01/51	613,132	526,325
Pool BR7857, 2.50%, 05/01/51	3,010,481	2,487,612
Pool FM7188, 2.50%, 05/01/51	2,087,327	1,756,274
Pool CB0727, 2.50%, 06/01/51	5,294,895	4,392,906
Pool FM8440, 2.50%, 08/01/51	1,199,165	994,666
Pool BT6823, 2.50%, 10/01/51	3,073,912	2,539,882
Pool FM9949, 2.00%, 12/01/51	765,527	609,560
Pool FM9871, 2.50%, 12/01/51	5,426,910	4,502,570
Pool BU1416, 3.00%, 01/01/52	1,872,511	1,610,620
Pool FS6380, 2.50%, 02/01/52	3,440,010	2,832,090
Pool FS0982, 3.00%, 03/01/52	1,597,911	1,383,823
Pool FS1571, 2.00%, 04/01/52	3,375,889	2,649,657
Pool CB3334, 3.50%, 04/01/52	4,919,230	4,430,542
Pool MA4598, 2.50%, 05/01/52	6,353,715	5,214,159
Pool BV7245, 4.00%, 05/01/52	5,639,645	5,213,653
Pool MA4644, 4.00%, 05/01/52	1,111,947	1,029,572
Pool CB4818, 4.00%, 10/01/52	977,839	905,100
Pool CB4800, 4.50%, 10/01/52	5,724,515	5,452,506
Pool FS5676, 5.00%, 12/01/52	6,101,078	5,968,582
Pool FS6931, 5.50%, 01/01/53	2,765,577	2,754,719
Pool FS5113, 5.50%, 07/01/53	595,329	594,286
Pool MA5108, 6.00%, 08/01/53	2,546,427	2,582,349
Pool CB8709, 6.00%, 06/01/54	2,913,970	2,959,363
Pool FS9945, 6.50%, 09/01/54	2,698,297	2,788,146
Pool FS9801, 5.50%, 11/01/54	8,668,646	8,634,571
Pool CB9610, 5.00%, 12/01/54	4,483,600	4,374,700
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$118,522,308
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) − 0.0%**
Pool 2077, 7.00%, 09/20/25	9	9
Pool 780825, 6.50%, 07/15/28	7,071	7,163
Pool 2616, 7.00%, 07/20/28	4,226	4,318
Pool 2701, 6.50%, 01/20/29	9,573	9,805
Pool 426727, 7.00%, 02/15/29	1,395	1,407
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Pool 503405, 6.50%, 04/15/29	$4,817	$4,991
Pool 781231, 7.00%, 12/15/30	5,498	5,622
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$33,315
TOTAL MORTGAGE-BACKED SECURITIES (COST $196,835,203)		$179,280,229
U.S. TREASURY OBLIGATIONS − 38.3%
U.S. TREASURY BONDS − 10.5%
6.38%, 08/15/27	450,000	470,783
5.25%, 02/15/29#	12,500,000	13,056,790
6.25%, 05/15/30	500,000	548,762
5.38%, 02/15/31	600,000	638,584
2.00%, 11/15/41	985,000	671,821
2.38%, 02/15/42	2,000,000	1,440,392
3.00%, 05/15/42	500,000	394,939
3.63%, 08/15/43	881,000	749,508
3.75%, 11/15/43	365,000	315,203
3.63%, 02/15/44	2,106,000	1,782,145
3.13%, 08/15/44	6,637,000	5,171,769
3.00%, 11/15/44	2,000,000	1,521,744
4.63%, 11/15/44	6,500,000	6,290,074
2.50%, 02/15/45	2,135,000	1,484,915
4.75%, 02/15/45	3,575,000	3,514,578
3.00%, 05/15/45	2,000,000	1,513,545
2.88%, 08/15/45	300,000	221,605
3.00%, 11/15/45	765,000	575,915
2.50%, 02/15/46	280,000	191,813
3.00%, 02/15/47	1,098,000	815,071
3.00%, 05/15/47	1,695,000	1,255,197
2.75%, 11/15/47	2,235,000	1,570,024
1.25%, 05/15/50	3,300,000	1,564,833
1.38%, 08/15/50	3,000,000	1,458,295
1.63%, 11/15/50	2,500,000	1,297,993
2.00%, 08/15/51	13,255,000	7,528,429
3.63%, 05/15/53	3,035,000	2,439,568
4.13%, 08/15/53	3,000,000	2,641,298
4.63%, 05/15/54	3,000,000	2,871,400
4.50%, 11/15/54	1,500,000	1,407,351
4.63%, 02/15/55	1,000,000	958,198
4.75%, 05/15/55	6,000,000	5,867,561
TOTAL U.S. TREASURY BONDS		$72,230,103
U.S. TREASURY NOTES − 27.8%
2.00%, 11/15/26	2,280,000	2,220,389
2.25%, 02/15/27	5,030,000	4,897,149
1.13%, 02/28/27	250,000	239,061
2.75%, 04/30/27	5,000,000	4,896,897
3.75%, 04/30/27	3,000,000	2,988,532
0.50%, 06/30/27	450,000	421,633
3.13%, 08/31/27	15,000,000	14,759,917
2.25%, 11/15/27	300,000	289,130
4.00%, 12/15/27	500,000	501,125
2.75%, 02/15/28	6,750,000	6,562,717
4.00%, 02/29/28	10,000,000	10,024,925
3.88%, 03/15/28	5,000,000	4,999,579
1.25%, 06/30/28	500,000	464,017
Description	Par Value	Value
2.88%, 08/15/28	$5,000,000	$4,854,645
4.38%, 08/31/28	5,500,000	5,576,853
1.38%, 10/31/28	8,000,000	7,391,779
4.88%, 10/31/28	3,000,000	3,089,290
3.13%, 11/15/28	350,000	341,740
2.38%, 05/15/29	6,900,000	6,530,291
4.25%, 06/30/29	7,000,000	7,084,393
1.63%, 08/15/29	5,000,000	4,584,381
3.13%, 08/31/29	4,000,000	3,880,643
3.50%, 04/30/30	8,500,000	8,335,460
0.63%, 05/15/30	550,000	470,858
4.00%, 05/31/30	1,500,000	1,503,780
1.13%, 02/15/31	4,000,000	3,439,515
1.63%, 05/15/31	5,000,000	4,382,430
4.63%, 05/31/31	10,000,000	10,299,747
1.38%, 11/15/31	1,880,000	1,598,729
1.88%, 02/15/32	6,000,000	5,234,536
4.13%, 03/31/32	8,145,000	8,149,206
4.13%, 05/31/32	4,500,000	4,498,289
2.75%, 08/15/32	7,000,000	6,407,100
4.13%, 11/15/32	4,000,000	3,990,935
3.38%, 05/15/33	7,000,000	6,615,295
3.88%, 08/15/33	5,000,000	4,880,520
3.88%, 08/15/34	5,000,000	4,837,473
4.25%, 11/15/34	9,000,000	8,944,781
4.63%, 02/15/35	3,000,000	3,065,157
4.25%, 05/15/35	8,000,000	7,930,629
TOTAL U.S. TREASURY NOTES		$191,183,526
TOTAL U.S. TREASURY OBLIGATIONS (COST $281,903,987)		$263,413,629

	Number of Shares
MONEY MARKET FUND − 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%^	6,516,395	6,516,395
TOTAL MONEY MARKET FUND (COST $6,516,395)		$6,516,395

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 2.6%
REPURCHASE AGREEMENTS − 2.6%
Cantor Fitzgerald Securities, 4.38%, dated 7/31/25, due 8/01/25, repurchase price $3,085,490, collateralized by U.S. Government Agency & Treasury Securities, 2.13% to 7.00%, maturing 12/31/25 to 7/20/55; total market value of $3,146,817.	$3,085,115	3,085,115
Citadel Securities LLC, 4.43%, dated 7/31/25, due 8/01/25, repurchase price $3,282,441, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 8/14/25 to 5/15/55; total market value of $3,348,090.	3,282,037	3,282,037
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)
Description	Par Value	Value
Daiwa Capital Markets America, Inc., 4.37%, dated 7/31/25, due 8/01/25, repurchase price $3,085,489, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.50%, maturing 8/21/25 to 7/20/65; total market value of $3,146,817.	$3,085,115	$3,085,115
HSBC Securities USA, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $91,781, collateralized by U.S. Treasury Securities, 0.00% to 4.00%, maturing 4/15/27 to 11/15/54; total market value of $93,605.	91,770	91,770
HSBC Securities USA, Inc., 4.37%, dated 7/31/25, due 8/01/25, repurchase price $3,085,489, collateralized by U.S. Government Agency Securities, 2.00% to 7.00%, maturing 6/01/30 to 7/01/55; total market value of $3,146,817.	3,085,115	3,085,115
JP Morgan Securities LLC, 4.36%, dated 7/31/25, due 8/01/25, repurchase price $412,000, collateralized by U.S. Treasury Securities, 0.13% to 4.75%, maturing 2/15/41 to 8/15/52; total market value of $420,189.	411,950	411,950
Natwest Markets Securities, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $562,091, collateralized by U.S. Treasury Securities, 2.88% to 4.63%, maturing 4/30/29 to 5/15/32; total market value of $573,264.	562,023	562,023
Description	Par Value	Value
Nomura Securities International, Inc., 4.37%, dated 7/31/25, due 8/01/25, repurchase price $1,169,451, collateralized by U.S. Government Agency Securities, 1.50% to 7.00%, maturing 7/01/35 to 9/01/61; total market value of $1,192,696.	$1,169,309	$1,169,309
TD Securities, Inc., 4.38%, dated 7/31/25, due 8/01/25, repurchase price $2,968,670, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 3/01/37 to 7/01/55; total market value of $3,027,675.	2,968,309	2,968,309
TOTAL REPURCHASE AGREEMENTS (COST $17,740,743)		$17,740,743
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $17,740,743)		$17,740,743
TOTAL INVESTMENTS − 102.3% (COST $746,161,012)		$703,845,986
COLLATERAL FOR SECURITIES ON LOAN − (2.6%)		(17,740,743)
OTHER ASSETS LESS LIABILITIES − 0.3%		1,849,593
TOTAL NET ASSETS − 100.0%		$687,954,836
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$4,660	$—	$4,660
Collateralized Mortgage Obligations	—	29,625	—	29,625
Corporate Bonds	—	228,765,956	—	228,765,956
Government Agencies	—	8,094,749	—	8,094,749
Mortgage-Backed Securities	—	179,280,229	—	179,280,229
U.S. Treasury Obligations	—	263,413,629	—	263,413,629
Money Market Fund	6,516,395	—	—	6,516,395
Repurchase Agreements	—	17,740,743	—	17,740,743
Total	$6,516,395	$697,329,591	$—	$703,845,986
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
Δ
Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security, or a portion thereof, is on loan.
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Broad Market Bond Fund (concluded)
Ω
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2025, these liquid restricted securities amounted to $4,378,780, representing
0.64% of total net assets.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
BKNT	Bank Notes
GMTN	Global Medium Term Note
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
PLC	Public Limited Company
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR	Secured Overnight Financing Rate
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

July 31, 2025 (unaudited)